Schedule of investments
Delaware Ivy Mid Cap Income Opportunities Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.99%
Consumer Discretionary — 22.39%
Darden Restaurants	214,053	$ 35,763,975
Foot Locker	1,305,952	35,404,359
Garmin	335,235	34,961,658
Polaris	292,999	35,432,369
Service Corp. International	536,701	34,665,518
Tractor Supply	162,312	35,887,183
Travel + Leisure	862,708	34,801,641
Vail Resorts	143,015	36,005,456
		282,922,159
Consumer Staples — 8.35%
Clorox	227,002	36,102,398
McCormick & Co.	383,540	33,456,194
Sysco	484,193	35,927,121
		105,485,713
Financials — 16.44%
Ares Management Class A	376,310	36,257,468
Arthur J. Gallagher & Co.	166,222	36,497,365
Columbia Banking System	1,572,343	31,887,116
Discover Financial Services	308,142	36,006,393
First American Financial	621,675	35,447,908
Glacier Bancorp	1,014,704	31,628,324
		207,724,574
Healthcare — 2.85%
Quest Diagnostics	256,385	36,037,476
		36,037,476
Industrials — 23.24%
Broadridge Financial Solutions	220,988	36,602,242
Fastenal	628,048	37,048,552
L3Harris Technologies	181,699	35,571,213
nVent Electric	745,906	38,540,963
Paychex	312,835	34,996,851
Snap-on	129,751	37,392,941
Stanley Black & Decker	390,924	36,633,488
Watsco	96,936	36,978,176
		293,764,426
Information Technology — 11.48%
Microchip Technology	415,662	37,239,158
NetApp	477,813	36,504,913
Seagate Technology Holdings	558,726	34,568,378
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
TE Connectivity	261,961	$ 36,716,454
		145,028,903
Materials — 14.24%
Avery Dennison	207,697	35,682,345
Packaging Corp. of America	268,350	35,465,136
PPG Industries	248,357	36,831,343
RPM International	417,553	37,467,031
Sonoco Products	585,902	34,579,936
		180,025,791
Total Common Stocks (cost $961,571,959)		1,250,989,042

Short-Term Investments — 1.14%
Money Market Mutual Funds — 1.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	3,610,810	3,610,810
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	3,610,810	3,610,810
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	3,610,810	3,610,810
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	3,610,811	3,610,811
Total Short-Term Investments (cost $14,443,241)		14,443,241

Total Value of Securities—100.13% (cost $976,015,200)		1,265,432,283
Liabilities Net of Receivables and Other Assets—(0.13%)		(1,615,893)
Net Assets Applicable to 70,195,188 Shares Outstanding—100.00%		$1,263,816,390
NQ- IV012 [0623] 0823 (3049526)    1